Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41657
Entity Registrant Name	CBL INTERNATIONAL LIMITED
Entity Central Index Key	0001914805
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 23-2, Menara Permata Sapura
Entity Address, Address Line Two	Kuala Lumpur City Centre
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50088
City Area Code	603
Local Phone Number	2706 8280